Concentration and risk	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Exascale Labs Inc. [Member]
Concentration and risk

3. Concentration and risk

Concentration of credit risk

Financial instruments that potentially subject us to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company performs ongoing credit evaluations of the customers’ financial condition and maintains an allowance for potential credit losses. This allowance consists of an amount identified for specific customers and an amount based on overall estimated exposure. Our overall estimated exposure excludes amounts covered by credit insurance.

Concentration of customers

The Company’s revenue was concentrated among a limited number of customers during the periods presented. The following table summarized customers with greater than 10% of the total revenue:

	For the Three Months Ended March 31,		For the Nine Months Ended March 31,
	2025	2026	2025	2026
Customer A	-**	24.9%	-**	24.6%
Customer B	11.7%	11.8%	10.0%	22.3%
Customer C	13.7%	-**	17.0%	-**
Customer D	-**	-**	10.2%	-**
Customer E	-**	-**	10.1%	-**
Customer F	15.6%	-**	-**	-**

**:	less than 10%

The Company’s account receivable was concentrated among a limited number of customers during the periods presented. The following table summarized customers with greater than 10% of the total account receivable:

	As of June 30,	As of March 31,
	2025	2026
Customer A	-**	29.7%
Customer B	-**	19.5%
Customer E	-**	10.5%
Customer G	42.7%	-**
Customer H	38.3%	-**
Customer I	19.0%	-**

**:	less than 10%

Concentration of suppliers

The Company’s purchases was concentrated among a limited number of suppliers during the periods presented. The following table summarized suppliers with greater than 10% of the total purchase:

	For the Three Months Ended March 31,		For the Nine Months Ended March 31,
	2025	2026	2025	2026
Supplier A	-*	13.0%	-*	26.4%
Supplier B	14.4%	30.2%	21.1%	24.9%
Supplier C	32.9%	33.7%	24.0%	24.2%
Supplier D	-*	13.8%	-*	11.5%
Supplier E	45.5%	-**	47.6%	-**

*:	nil, new supplier for the nine months ended March 31, 2026
**:	less than 10%

The Company’s account payable was concentrated among a limited number of suppliers during the periods presented. The following table summarized suppliers with greater than 10% of the total account payable:

	As of June 30,	As of March 31,
	2025	2026
Supplier B	12.1%	74.0%
Supplier D	-*	12.6%
Supplier E	-**	13.4%
Supplier F	54.9%	-**
Supplier G	32.3%	-**

*:	nil, new supplier for the nine months ended March 31, 2026
**:	less than 10%

3. Concentration and risk

Concentration of credit risk

Financial instruments that potentially subject us to concentrations of credit risk consisted primarily of cash and cash equivalents, and accounts receivable. We perform ongoing credit evaluations of our customers’ financial condition and maintain an allowance for potential credit losses. This allowance consisted of an amount identified for specific customers and an amount based on overall estimated exposure. Our overall estimated exposure excludes amounts covered by credit insurance.

Concentration of customers

The Company’s revenue was concentrated among a limited number of customers during the periods presented. The following table summarized customers with greater than 10% of the total revenue:

	For the years ended June 30,
	2024	2025
Customer A	12.0%	14.0%
Customer B	-*	12.5%
Customer C	-*	10.2%
Customer D	31.6%	-**
Customer E	11.9%	-**
Customer F	11.0%	-**

*:	nil, new customer for the year ended June 30, 2025
**:	less than 10%

The Company’s account receivable was concentrated among a limited number of customers during the periods presented. The following table summarized customers with greater than 10% of the total account receivable:

	As of June 30,
	2024	2025
Customer G	-*	42.7%
Customer H	-*	38.3%
Customer F	23.4%	19.0%
Customer D	43.5%	-**
Customer I	15.3%	**

*:	nil, new customer for as of June 30, 2025
**:	less than 10%

Concentration of suppliers

The Company’s purchases was concentrated among a limited number of suppliers during the periods presented. The following table summarized suppliers with greater than 10% of the total purchase:

	For the years ended June 30,
	2024	2025
Supplier A	56.6%	41.4%
Supplier B	14.6%	31.7%
Supplier C	-**	18.4%
Supplier D	12.8%	-**

**:	less than 10%

The Company’s account payable was concentrated among a limited number of suppliers during the periods presented. The following table summarized suppliers with greater than 10% of the total account payable:

	As of June 30,
	2024	2025
Supplier E	-*	54.9%
Supplier F	-*	32.3%

Supplier C	99.4%	12.1%

*:	nil, new supplier for the year ended June 30, 2025